LOANS PAYABLE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes payable	$ 23,403	$ 61,631
Stanislav Minaychenko [Member]
Notes payable		$ 23,930
Interest rate		4.00%
Maturity date		Jun. 16, 2020
Maxim Pukhoskiy [Member]
Notes payable		$ 17,683
Interest rate		4.00%
Maturity date		Jun. 16, 2020
Wakatec OU [Member]
Notes payable
Interest rate		4.00%
Maturity date		Dec. 21, 2020
Alexander Motorin [Member]
Notes payable		$ 20,018
Interest rate		4.00%
Maturity date		Dec. 23, 2020
GlobalConsultingAlliance [Member]
Notes payable
Interest rate		8.00%
Maturity date		Dec. 09, 2020
Viktoria Akhmetova [Member]
Notes payable			56,044
Interest rate		15.00%
Maturity date		Jan. 11, 2020
BOBA Management Corporation [Member]
Notes payable
Interest rate		10.00%
Maturity date		Dec. 26, 2020
Boba Management Corporation 1 [Member]
Notes payable
Interest rate		10.00%
Maturity date		Feb. 22, 2020
Boba Management Corporation 2 [Member]
Notes payable
Interest rate		10.00%
Maturity date		Mar. 01, 2020
Boba Management Corporation 3 [Member]
Notes payable
Interest rate		10.00%
Maturity date		Mar. 26, 2020
Boba Management Corporation 4 [Member]
Notes payable
Interest rate
Maturity date		Apr. 12, 2020
Boba Management Corporation 5 [Member]
Notes payable
Interest rate
Maturity date		May 07, 2020
Boba Management Corporation 6 [Member]
Notes payable
Interest rate
Maturity date		May 13, 2020
Boba Management Corporation 7 [Member]
Notes payable
Interest rate
Maturity date		May 20, 2020
Boba Management Corporation 8 [Member]
Notes payable
Interest rate
Maturity date		May 23, 2020
Global Business Partnership AG [Member]
Notes payable
Interest rate		10.00%
Maturity date		Jan. 14, 2020
Stanislav Minaychenko [Member]
Notes payable	$ 14,390	$ 23,930
Interest rate	4.00%
Maturity date	Sep. 16, 2020
Maxim Pukhoskiy [Member]
Notes payable	$ 7,963	17,683
Interest rate	4.00%
Maturity date	Jun. 16, 2020
Alexander Motorin [Member]
Notes payable		20,018
Interest rate	4.00%
Maturity date	Dec. 23, 2020
Dieter Busenhart [Member]
Notes payable	$ 1,050
Interest rate	10.00%
Maturity date	Jan. 17, 2021